Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000218707
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG American Funds® Conservative Income Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$199	1.93%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG American Funds Conservative Income Strategy Fund	5.97%	1.45%	2.18%
Morningstar Conservative Target Risk Index	8.51%	2.14%	3.46%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 276,743,616
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 2,910,002
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$276,743,616
Number of Portfolio Holdings	10
Advisory Fee	$2,910,002
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.5%
Open End Funds	99.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Equity	10.1%
Mixed Allocation	15.1%
Fixed Income	74.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Intermediate Bond Fund of America, Class R-6	24.8%
Bond Fund of America (The), Class R-6	19.8%
Short Term Bond Fund of America, Class R-6	14.9%
American Mutual Fund, Class R-6	10.1%
Income Fund of America (The), Class R-6	10.1%
American Funds Strategic Bond Fund, Class R-6	9.9%
American Balanced Fund, Class R-6	5.0%
American Funds Multi-Sector Income Fund, Class R-6	5.0%
BlackRock Liquidity FedFund, Institutional Class	0.5%
Fidelity Treasury Money Market Fund	0.0%

C000218708
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG American Funds® Growth Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$221	1.93%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG American Funds Growth Strategy Fund	29.18%	7.40%	13.03%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	14.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,241,320,172
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 13,960,748
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,241,320,172
Number of Portfolio Holdings	9
Advisory Fee	$13,960,748
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.3%
Open End Funds	99.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3%
Equity	99.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Growth Fund of America (The), Class R-6	24.8%
Smallcap World Fund, Inc., Class R-6	15.2%
New Perspective Fund, Class R-6	14.9%
AMCAP Fund, Class R-6	14.8%
New Economy Fund (The), Class R-6	10.0%
Investment Company of America (The), Class R-6	10.0%
American Funds Fundamental Investors, Class R-6	10.0%
BlackRock Liquidity FedFund, Institutional Class	0.3%
Fidelity Treasury Money Market Fund	0.0%

C000192501
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG BNY Mellon Diversifier Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$202	1.93%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	PFG BNY Mellon Diversifier Strategy Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2017	$10,000	$10,000
Apr-2018	$9,720	$9,801
Apr-2019	$9,778	$10,320
Apr-2020	$9,915	$11,438
Apr-2021	$11,118	$11,408
Apr-2022	$10,714	$10,437
Apr-2023	$10,486	$10,392
Apr-2024	$10,493	$10,240
Apr-2025	$10,983	$11,061
Apr-2026	$12,018	$11,510

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 11, 2017)
PFG BNY Mellon Diversifier Strategy Fund	9.42%	1.57%	2.22%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.69%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 115,489,848
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,362,842
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$115,489,848
Number of Portfolio Holdings	7
Advisory Fee	$1,362,842
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	5.0%
Money Market Funds	0.4%
Open End Funds	94.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.4%
Equity	13.1%
Alternative	25.1%
Fixed Income	61.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BNY Mellon Core Plus Fund, Class I	61.4%
BNY Mellon Global Real Return Fund, Class I	25.1%
BNY Mellon Natural Resources Fund, Class I	5.0%
iShares Global Infrastructure ETF	5.0%
BNY Mellon Global Real Estate Securities Fund, Class I	3.1%
BlackRock Liquidity FedFund, Institutional Class	0.4%
Fidelity Treasury Money Market Fund	0.0%

C000218709
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG BR Target Allocation Equity Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$222	1.93%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG BR Target Allocation Equity Strategy Fund	30.05%	8.59%	13.58%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	14.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 475,990,565
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 4,820,354
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$475,990,565
Number of Portfolio Holdings	14
Advisory Fee	$4,820,354
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Equity	99.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core S&P 500 ETF	25.7%
iShares MSCI USA Quality Factor ETF	12.9%
iShares S&P 500 Growth ETF	12.1%
iShares U.S. Equity Factor Rotation Active ETF	9.9%
iShares S&P 500 Value ETF	8.5%
iShares MSCI EAFE Value ETF	7.0%
iShares MSCI EAFE Growth ETF	4.5%
iShares U.S. Technology ETF	4.0%
iShares Core MSCI Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ex China ETF	3.5%

C000230899
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$197	1.93%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (October 29, 2021)
PFG Fidelity Institutional AM Core Plus Bond Strategy Fund	3.78%	-1.08%
Bloomberg U.S. Aggregate Bond Index	4.06%	-0.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	Oct. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 68,679,773
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 848,743
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$68,679,773
Number of Portfolio Holdings	8
Advisory Fee	$848,743
Portfolio Turnover	42%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	35.9%
Money Market Funds	0.9%
Open End Funds	63.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.9%
Fixed Income	99.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Total Bond Fund, Class Z	41.5%
Fidelity Corporate Bond ETF	17.0%
Fidelity Investment Grade Bond Fund, Class Z	13.9%
iShares MBS ETF	11.0%
Invesco Taxable Municipal Bond ETF	7.9%
Fidelity New Markets Income Fund, Class Z	7.9%
BlackRock Liquidity FedFund, Institutional Class	0.7%
Fidelity Treasury Money Market Fund	0.2%

C000218710
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Index Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$222	1.93%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Fidelity Institutional AM Equity Index Strategy Fund	29.86%	9.00%	14.28%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	14.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 652,252,731
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 6,393,405
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$652,252,731
Number of Portfolio Holdings	6
Advisory Fee	$6,393,405
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.5%
Open End Funds	99.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.5%
Equity	99.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity 500 Index Fund, Institutional Premium Class	61.3%
Fidelity Global ex US Index Fund, Institutional Premium Class	30.1%
Fidelity Small Cap Index Fund, Institutional Premium Class	6.1%
Fidelity Mid Cap Index Fund, Institutional Premium Class	2.0%
BlackRock Liquidity FedFund, Institutional Class	0.5%
Fidelity Treasury Money Market Fund	0.0%

C000218711
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Sector Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$226	1.93%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Fidelity Institutional AM Equity Sector Strategy Fund	34.68%	12.28%	15.92%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	14.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,328,131
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 6,491,074
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$598,328,131
Number of Portfolio Holdings	12
Advisory Fee	$6,491,074
Portfolio Turnover	120%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	53.7%
Money Market Funds	0.2%
Open End Funds	46.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.2%
Equity	99.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Advisor Technology Fund, Class Z	24.2%
Fidelity Advisor Communication Services Fund, Class Z	18.4%
Fidelity MSCI Energy Index ETF	13.3%
Fidelity MSCI Consumer Discretionary Index ETF	10.0%
Fidelity MSCI Utilities Index ETF	8.4%
Fidelity MSCI Health Care Index ETF	7.4%
Fidelity MSCI Financials Index ETF	6.7%
Fidelity MSCI Materials Index ETF	5.2%
Fidelity Advisor Semiconductors Fund, Class Z	3.5%
Fidelity MSCI Industrials Index ETF	2.6%

C000248139
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Global Equity Index Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$221	1.93%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 1, 2024)
PFG Global Equity Index Strategy Fund	29.28%	17.84%
Morningstar Aggressive Target Risk Index	26.26%	18.88%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 109,437,918
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 812,218
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$109,437,918
Number of Portfolio Holdings	8
Advisory Fee	$812,218
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	1.0%
Equity	99.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Total Stock Market ETF	30.0%
Vanguard Total International Stock ETF	19.8%
Vanguard Growth ETF	14.6%
Vanguard FTSE Developed Markets ETF	14.4%
Vanguard Value ETF	11.1%
Vanguard FTSE Emerging Markets ETF	5.6%
Vanguard Small-Cap ETF	4.1%
BlackRock Liquidity FedFund, Institutional Class	1.0%

C000230900
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Invesco® Equity Factor Rotation Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$213	1.93%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (October 29, 2021)
PFG Invesco Equity Factor Rotation Strategy Fund	20.85%	2.53%
Morningstar Aggressive Target Risk Index	26.26%	8.76%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	Oct. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 76,033,574
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 783,535
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$76,033,574
Number of Portfolio Holdings	11
Advisory Fee	$783,535
Portfolio Turnover	76%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.6%
Equity	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Russell 1000 Dynamic Multifactor ETF	20.7%
Invesco S&P 500 Quality ETF	17.2%
Invesco S&P 500 Low Volatility ETF	17.0%
Invesco S&P International Developed Low Volatility ETF	8.5%
Invesco S&P Emerging Markets Low Volatility ETF	8.4%
Invesco International Developed Dynamic Multifactor ETF	8.1%
Invesco Russell 2000 Dynamic Multifactor ETF	5.2%
Invesco S&P 500 Momentum ETF	5.0%
Invesco S&P 500 Revenue ETF	4.9%
Invesco S&P MidCap 400 GARP ETF	4.8%

C000230901
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Janus Henderson® Balanced Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$209	1.93%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (October 29, 2021)
PFG Janus Henderson Balanced Strategy Fund	16.24%	3.96%
Morningstar Moderate Target Risk Index	17.93%	5.59%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	Oct. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 293,217,895
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 3,571,124
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$293,217,895
Number of Portfolio Holdings	6
Advisory Fee	$3,571,124
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.4%
Money Market Funds	0.1%
Open End Funds	92.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.1%
Fixed Income	7.5%
Equity	12.6%
Mixed Allocation	79.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Janus Henderson Balanced Fund, Class N	79.9%
Janus Henderson Contrarian Fund, Class N	7.6%
Janus Henderson Mortgage-Backed Securities ETF	7.5%
Janus Henderson Research Fund, Class N	5.0%
BlackRock Liquidity FedFund, Institutional Class	0.1%
Fidelity Treasury Money Market Fund	0.0%

C000192505
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG JP Morgan® Tactical Aggressive Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$219	1.93%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 11, 2017)
PFG JP Morgan Tactical Aggressive Strategy Fund	27.21%	8.35%	8.87%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	10.13%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 362,074,798
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 4,005,148
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$362,074,798
Number of Portfolio Holdings	14
Advisory Fee	$4,005,148
Portfolio Turnover	58%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	60.1%
Money Market Funds	0.3%
Open End Funds	39.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.3%
Alternative	4.0%
Equity	95.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan BetaBuilders US Equity ETF	32.1%
JPMorgan International Research Enhanced Equity ETF	14.2%
JPMorgan US Equity Fund, Class R6	13.6%
JPMorgan Large Cap Value Fund, Class R6	9.5%
JPMorgan Large Cap Growth Fund, Class R6	8.3%
JPMorgan Global Select Equity ETF	6.0%
JPMorgan Emerging Markets Equity Fund, Class R6	4.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4.0%
JPMorgan International Growth ETF	2.4%
JPMorgan International Value ETF	2.4%

C000192506
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG JP Morgan® Tactical Moderate Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$210	1.93%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 15, 2018)
PFG JP Morgan Tactical Moderate Strategy Fund	17.78%	4.88%	5.53%
Morningstar Moderate Target Risk Index	17.93%	5.81%	7.29%
Morningstar Moderately Aggressive Target Risk Index	22.65%	7.56%	8.85%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	Mar. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 143,734,227
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 1,705,299
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$143,734,227
Number of Portfolio Holdings	20
Advisory Fee	$1,705,299
Portfolio Turnover	47%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	53.6%
Money Market Funds	0.2%
Open End Funds	46.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.2%
Alternative	2.8%
Fixed Income	33.7%
Equity	63.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan BetaBuilders US Equity ETF	16.8%
JPMorgan Core Plus Bond Fund, Class R6	13.2%
JPMorgan Active Bond ETF	9.9%
JPMorgan US Equity Fund, Class R6	8.8%
JPMorgan International Research Enhanced Equity ETF	7.8%
JPMorgan Large Cap Value Fund, Class R6	7.5%
JPMorgan Large Cap Growth Fund, Class R6	7.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	6.1%
JPMorgan Global Select Equity ETF	4.4%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	2.8%

C000192508
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Meeder Tactical Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$217	1.93%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 11, 2017)
PFG Meeder Tactical Strategy Fund	24.52%	6.62%	5.65%
Morningstar Moderate Target Risk Index	17.93%	5.81%	7.26%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 134,692,921
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,530,630
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$134,692,921
Number of Portfolio Holdings	10
Advisory Fee	$1,530,630
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.3%
Open End Funds	99.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.3%
Fixed Income	2.7%
Alternative	10.0%
Mixed Allocation	10.7%
Equity	76.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Meeder Muirfield Fund, Institutional Class	56.1%
Meeder Dynamic Allocation Fund, Institutional Class	16.9%
Meeder Spectrum Fund, Institutional Class	10.0%
Meeder Balanced Fund, Institutional Class	7.9%
Meeder Moderate Allocation Fund, Institutional Class	3.5%
Meeder Conservative Allocation Fund, Institutional Class	2.8%
Meeder Tactical Income Fund, Institutional Class	1.4%
Performance Trust Total Return Bond Fund, Institutional Class	1.3%
BlackRock Liquidity FedFund, Institutional Class	0.3%
Fidelity Treasury Money Market Fund	0.0%

C000192513
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG MFS® Aggressive Growth Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$213	1.93%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 11, 2017)
PFG MFS Aggressive Growth Strategy Fund	20.38%	6.05%	7.96%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	10.13%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 104,275,437
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,197,400
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$104,275,437
Number of Portfolio Holdings	18
Advisory Fee	$1,197,400
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	14.7%
Money Market Funds	0.4%
Open End Funds	84.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Commodity	5.1%
Equity	94.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
MFS Value Fund, Class R6	12.1%
MFS Growth Fund, Class R6	12.0%
MFS Research Fund, Class R6	10.9%
MFS Mid Cap Growth Fund, Class R6	10.1%
MFS Mid Cap Value Fund, Class R6	10.1%
MFS Research International Fund, Class R6	7.9%
iShares GSCI Commodity Dynamic Roll Strategy ETF	5.1%
MFS Global Real Estate Fund, Class R6	5.1%
MFS International Equity Fund, Class R6	5.0%
MFS International Large Cap Value Fund, Class R6	5.0%

C000192503
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG PIMCO Active Core Bond Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$197	1.93%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 11, 2017)
PFG PIMCO Active Core Bond Strategy Fund	3.99%	-0.13%	0.82%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.69%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 173,272,972
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,941,695
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$173,272,972
Number of Portfolio Holdings	7
Advisory Fee	$1,941,695
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.4%
Fixed Income	99.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Total Return Fund, Institutional Class	38.8%
PIMCO Income Fund, Institutional Class	27.9%
PIMCO International Bond Fund, Institutional Class	14.9%
PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	12.9%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	4.9%
BlackRock Liquidity FedFund, Institutional Class	0.4%
Fidelity Treasury Money Market Fund	0.0%

C000218712
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG Janus Henderson® Tactical Income Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.93%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Janus Henderson Tactical Income Strategy Fund	13.52%	3.59%	5.52%
Morningstar Moderately Conservative Target Risk Index	13.08%	4.15%	6.60%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 100,807,300
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,276,681
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$100,807,300
Number of Portfolio Holdings	10
Advisory Fee	$1,276,681
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	15.9%
Money Market Funds	0.2%
Open End Funds	83.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.2%
Equity	43.8%
Fixed Income	55.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Janus Henderson Flexible Bond Fund, Class N	27.1%
Janus Henderson Mortgage-Backed Securities ETF	15.8%
Janus Henderson High-Yield Fund, Class N	13.0%
Janus Henderson Growth and Income Fund, Class N	11.4%
Janus Henderson Global Equity Income Fund, Class N	10.8%
Janus Henderson Research Fund, Class N	9.4%
Janus Henderson Overseas Fund, Class N	8.7%
Janus Henderson Contrarian Fund, Class N	3.5%
BlackRock Liquidity FedFund, Institutional Class	0.2%
Fidelity Treasury Money Market Fund	0.0%

C000248140
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	PFSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PFG US Equity Index Strategy Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$220	1.93%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 1, 2024)
PFG US Equity Index Strategy Fund	28.36%	17.82%
Morningstar Aggressive Target Risk Index	26.26%	18.88%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,678,343
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,826,400
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$197,678,343
Number of Portfolio Holdings	6
Advisory Fee	$1,826,400
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.2%
Equity	99.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	45.2%
Vanguard Russell 1000 Value ETF	24.0%
Vanguard Russell 1000 Growth ETF	23.1%
Vanguard Extended Market ETF	5.7%
Vanguard Russell 2000 ETF	1.7%
BlackRock Liquidity FedFund, Institutional Class	0.2%